Consolidated Statements of Comprehensive (Loss) Income (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Unrealized holding Gains (losses) on securities designated as available-for-sale	$ (1)	$ 1